Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryovers (2017 adjusted for revised tax rate)	$ 528,200	$ 364,100
Valuation allowance	(528,200)	(364,100)
Deferred tax assets, net